Commitments and Contingencies (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Commitments and Contingencies (Details) [Line Items]
Percentage of equity interest	51.00%
Capital commitment (in Dollars)	$ 31,723
Shanghai Feiyous [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of equity interest	47.95%